Schedule of income, expenses, gains and losses from financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest income	$ 10	$ 9	$ 23
Interest expense	(178)	(170)	(183)
Foreign exchange, net	3	14	(6)
Results from financial instruments at fair value	(15)	30	88
Gains (losses) from present value measurement	(1)	2	55
Other financial results	(8)	31	34
Total	(189)	(84)	11
Financial Assets Liabilities At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Interest income	10	9	20
Interest expense	(138)	(164)	(163)
Foreign exchange, net	(11)	38	5
Results from financial instruments at fair value
Gains (losses) from present value measurement	2	6	55
Other financial results	(4)	36	32
Total	(141)	(75)	(51)
Financial Assets Liabilities At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Interest income			3
Interest expense
Foreign exchange, net	(19)	(35)	(14)
Results from financial instruments at fair value	(15)	30	88
Gains (losses) from present value measurement
Other financial results
Total	(34)	(5)	77
Subtotal Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	10	9	23
Interest expense	(138)	(164)	(163)
Foreign exchange, net	(30)	3	(9)
Results from financial instruments at fair value	(15)	30	88
Gains (losses) from present value measurement	2	6	55
Other financial results	(4)	36	32
Total	(175)	(80)	26
Nonfinancial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense	(40)	(6)	(20)
Foreign exchange, net	33	11	3
Results from financial instruments at fair value
Gains (losses) from present value measurement	(3)	(4)
Other financial results	(4)	(5)	2
Total	$ (14)	$ (4)	$ (15)